Net income (loss) per share and net income (loss) attributable to ordinary shareholders - Schedule of antidilutive securities excluded from computation of earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted share units	321,378